Financial Instruments Schedule of Foreign Currency Exchange Contracts (Detail) (Designated as Hedging Instrument [Member], Foreign Exchange Contracts [Member], Cash Flow Hedging)
In Thousands, unless otherwise specified
	Sep. 29, 2013 Derivative	Dec. 30, 2012 Derivative	Sep. 29, 2013 Derivatives Sold [Member] CAD	Sep. 29, 2013 Derivatives Purchased [Member] USD ($)
Derivative [Line Items]
Number of Instruments	4	12
Notional amount			14,600
Notional amount				$ 14,729
Derivative, Exchange Rate Floor	0.990	0.982
Derivative, Exchange Rate Cap	0.993	0.993